Other Accounts Payable (Details) - Schedule of the salaries and profit sharing payable - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Salaries And Profit Sharing Payable Abstract
Vacation	S/ 42,762	S/ 30,854
Compensation for time of service	46,103	27,964
Bonus salaries	15,910	23,393
Wages and salaries	9,105	8,915
Workers’ profit sharing	10,384	4,996
Other remuneration	2,202	3,103
Total	S/ 126,466	S/ 99,225